Net Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Ratio of Indebtedness to Net Capital	1.47	0.76	3.07
Minimum Net Capital Required as Percent of Aggregate Indebtedness	1500.00%
Minimum Ratio of Aggregate Indebtedness to Net Capital		1500.00%
Net Capital	$ 19,300	$ 25,600	$ 3,400
Excess Capital	17,400	24,300	2,700
Event One [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Net Capital Required for Entity	$ 100	$ 100
Event Two [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Minimum Net Capital Required as Percent of Aggregate Indebtedness	0.0667%	0.0667%